Significant equity transactions, restructuring transactions, mergers and acquisitions and equity investments- UCWeb (Details) ¥ in Millions, shares in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Apr. 30, 2016 CNY (¥)	Jun. 30, 2014 USD ($) shares	Jun. 30, 2014 CNY (¥) shares	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)
Acquisition
Carrying value as cost method investment					¥ 33,264	¥ 15,673		¥ 35,404
The allocation of the purchase price at the date of acquisition
Goodwill					81,645	41,933	$ 18,221	¥ 125,420
Total purchase price comprised of:
- cash consideration	¥ 28,724			¥ 41,836	¥ 3,055	16,291
- fair value of previously held equity interests	6,376
Total	¥ 35,100
Non-compete agreements | Maximum
Total purchase price comprised of:
Estimated amortization periods				6 years
Trade names, trademarks and domain names | Maximum
Total purchase price comprised of:
Estimated amortization periods				20 years
Developed technology and patents | Maximum
Total purchase price comprised of:
Estimated amortization periods				5 years
User base and customer relationships | Maximum
Total purchase price comprised of:
Estimated amortization periods				6 years
UCWeb
Acquisition
Percentage owned prior to acquisition (as a percent)			66.00%
Carrying value as cost method investment			¥ 4,394
Cash consideration to be settled on a deferred basis		$ 126	777
The allocation of the purchase price at the date of acquisition
Net assets acquired			1,159
Goodwill			10,376
Deferred tax liabilities			(21)
Total			14,595
Total purchase price comprised of:
- cash consideration		458	2,826
- share based consideration		$ 613	3,782
- fair value of previously held equity interests			7,987
Total			14,595
Noncontrolling interests classified as mezzanine equity			¥ 220
Weighted average amortization period		3 years 4 months 24 days	3 years 4 months 24 days
Gain recognized in relation to the revaluation of previously held equity interest relating to the step acquisition						¥ 3,593
UCWeb | Maximum
Total purchase price comprised of:
Estimated amortization periods		4 years	4 years
UCWeb | Restricted Shares And RSUs
Acquisition
Equity consideration (in shares) | shares		12.3	12.3
Equity consideration classified as equity (in shares) | shares		3.4	3.4
UCWeb | Non-compete agreements
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets			¥ 1,823
UCWeb | Trade names, trademarks and domain names
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets			591
UCWeb | Developed technology and patents
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets			561
UCWeb | User base and customer relationships
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets			¥ 106